Financial Obligations and Debt (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 25, 2025	Aug. 11, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 26, 2026	May 06, 2026	Feb. 27, 2026	Aug. 28, 2025
Short-Term Debt [Line Items]
Letter of credit outstanding amount									$ 12,960,000
Restricted cash			$ 13,002,000		$ 13,002,000
Financed insurance premiums			78,484,000		78,484,000
Loss on extinguishment debt			$ 1,351,000		$ 1,351,000
Insurance Premium Financing Agreement [Member]
Short-Term Debt [Line Items]
Financed insurance premiums								$ 2,179,000
Interest rate								7.99%
Boost Run Holdings LLC [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Related party loan, non-current							1,430
Unpaid interest							5
August 2025 Bridge Loan Agreement [Member] | Boost Run Holdings LLC [Member]
Short-Term Debt [Line Items]
Line of credit additional borrowings											$ 20,000,000
August 2025 Bridge Loan Agreement [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Line of credit bridge loan		$ 5,000,000
Line of credit additional borrowings		$ 20,000,000
Loan interest rate, percentage		4.50%
Prime floor rate, percentage		7.50%
Line of credit facility, description		The February 2026 Bridge Loans were issued at a discount and matured upon the earlier of April 28, 2026 or the consummation of a permitted SPAC acquisition.
August 2025 Bridge Loan Agreement [Member] | Bridge Loan [Member] | Boost Run Holdings LLC [Member]
Short-Term Debt [Line Items]
Line of credit bridge loan		$ 5,000,000
Line of credit additional borrowings		$ 20,000,000
Loan interest rate, percentage		4.50%
Amortization of principal percentage rate		1.25%
Debt Instrument, Unamortized Discount		$ 142,000					124,000
Debt Issuance Costs, Net		$ 46,000					40,000
Debt Instrument, Face Amount							4,836,000
Line of Credit Facility, Fair Value of Amount Outstanding							5,000,000
Debt issuance costs							$ 262
Subordinated Loan Agreement [Member]
Short-Term Debt [Line Items]
Borrowings	$ 1,430,000
Subordinated Loan Agreement [Member] | Boost Run Holdings LLC [Member]
Short-Term Debt [Line Items]
Borrowings	$ 1,430,000
Debt interest rate	4.33%
Debt maturity date	Aug. 11, 2028
August 2025 Warrant [Member] | Boost Run Holdings LLC [Member]
Short-Term Debt [Line Items]
Equity interest percentage		1.00%
Exercise price of warrants		$ 750
Warrants agreement description		The August 2025 Warrant provided for incremental increases in the equity percentage of 0.35% for each $5,000 of additional loans advanced under the August 2025 Bridge Loan Agreement, up to a maximum of 2.40%.
February 2026 BridgeLoans [Member] | Bridge Loan [Member]
Short-Term Debt [Line Items]
Short term bridge loans										$ 11,000,000